General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

Note 1 – General

A.

PARAZERO TECHNOLOGIES LTD. (the “Company”) was incorporated in Israel on June 30, 2013. The Company’s address is 1 Hatachana, Kfar Saba, 4453001, Israel. The Company is a developer of autonomous parachute safety systems technologies for commercial and military platforms as well as for urban air mobility aircraft. Started in 2014 by a group of aviation professionals and drone industry veterans, the Company develops, manufactures, markets and sells smart, autonomous parachute safety systems designed to enable safe flight operations overpopulated areas and beyond-visual-line-of-sight, as well as for various military applications including counter-unmanned aircraft system. The Company sells its products internationally.

The Company’s ordinary shares began trading on the Nasdaq Capital Market under the ticker symbol “PRZO” on July 27, 2023, following its initial public offering transaction. See Note 8.A below.

B.

The Company has funded its operations substantially through issuances of its equity securities in public and private offerings.

The Company is in its early commercialization stage and has not generated significant revenues at this stage.

As of June 30, 2025, the Company had $4.8 million in cash, cash equivalents and short-term deposits. The Company has incurred recurring losses and negative cash flows from operating activities since inception. Net cash used in operating activities for the six months ended June 30, 2025 was $3 million, and as of June 30, 2025, the Company had accumulated losses of approximately $32 million.

Subsequent to the balance sheet date, the Company closed a registered direct offering and received gross proceeds of approximately $2.2 million. See Note 11B below.

Considering the above, the Company’s management estimates, based on its operating plan, its cash position, together with anticipated revenue from existing customers pursuant to existing purchase orders, it will be sufficient to fund its current operations and satisfy its obligations through for a period of at least 12 months, from the date of issuance of these interim financial statements.